Earnings per share - Summary of earnings per share (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	$ (8,823,513)	$ (13,586,027)
Weighted average number of ordinary shares used in calculating basic earnings per share	239,779,384	145,661,097
Weighted average number of ordinary shares used in calculating diluted earnings per share	239,779,384	145,661,097
Basic earnings per share	$ (3.68)	$ (9.327)
Diluted earnings per share	$ (3.68)	$ (9.327)